Distribution Date:	12/15/23	BMO 2023-C4 Mortgage Trust
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2023-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
					AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	LNR Partners, LLC
Collateral Stratification and Historical Detail	20		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Specially Serviced Loan Detail - Part 1	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	23		Attention: Don Simon		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	24		Two Greenwich Office Park | Greenwich, CT 06831 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	Sabal Strategic Opportunities Fund, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05610CAA2	5.286420%	4,403,000.00	3,894,873.57	61,021.32	17,158.28	0.00	0.00	78,179.60	3,833,852.25	30.02%	30.00%
A-2	05610CAB0	5.458350%	163,126,000.00	163,126,000.00	0.00	741,999.00	0.00	0.00	741,999.00	163,126,000.00	30.02%	30.00%
A-3	05610CAC8	5.367320%	9,922,000.00	9,922,000.00	0.00	44,378.79	0.00	0.00	44,378.79	9,922,000.00	30.02%	30.00%
A-4	05610CAD6	4.845610%	136,000,000.00	136,000,000.00	0.00	549,169.13	0.00	0.00	549,169.13	136,000,000.00	30.02%	30.00%
A-5	05610CAE4	5.116560%	228,127,000.00	228,127,000.00	0.00	972,687.90	0.00	0.00	972,687.90	228,127,000.00	30.02%	30.00%
A-SB	05610CAF1	5.306400%	7,994,000.00	7,994,000.00	0.00	35,349.47	0.00	0.00	35,349.47	7,994,000.00	30.02%	30.00%
A-S	05610CAJ3	5.345717%	75,566,000.00	75,566,000.00	0.00	336,628.72	0.00	0.00	336,628.72	75,566,000.00	20.39%	20.38%
B	05610CAK0	5.396167%	34,348,000.00	34,348,000.00	0.00	154,456.29	0.00	0.00	154,456.29	34,348,000.00	16.01%	16.00%
C	05610CAL8	5.863307%	33,367,000.00	33,367,000.00	0.00	163,034.14	0.00	0.00	163,034.14	33,367,000.00	11.76%	11.75%
D	05610CAP9	5.863307%	19,000,000.00	19,000,000.00	0.00	92,835.70	0.00	0.00	92,835.70	19,000,000.00	9.34%	9.33%
E-RR	05610CAR5	5.863307%	16,330,000.00	16,330,000.00	0.00	79,789.84	0.00	0.00	79,789.84	16,330,000.00	7.26%	7.25%
F-RR	05610CAT1	5.863307%	7,851,000.00	7,851,000.00	0.00	38,360.69	0.00	0.00	38,360.69	7,851,000.00	6.25%	6.25%
G-RR	05610CAV6	5.863307%	7,851,000.00	7,851,000.00	0.00	38,360.69	0.00	0.00	38,360.69	7,851,000.00	5.25%	5.25%
J-RR	05610CAX2	5.863307%	8,832,000.00	8,832,000.00	0.00	43,153.94	0.00	0.00	43,153.94	8,832,000.00	4.13%	4.13%
K-RR*	05610CAZ7	5.863307%	32,385,870.00	32,385,870.00	0.00	157,415.76	0.00	0.00	157,415.76	32,385,870.00	0.00%	0.00%
R	05610CBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	5.863307%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	5.863307%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			785,102,870.00	784,594,743.57	61,021.32	3,464,778.34	0.00	0.00	3,525,799.66	784,533,722.25

X-A	05610CAG9	0.703814%	549,572,000.00	549,063,873.57	0.00	322,032.51	0.00	0.00	322,032.51	549,002,852.25
X-B	05610CAH7	0.384961%	143,281,000.00	143,281,000.00	0.00	45,964.61	0.00	0.00	45,964.61	143,281,000.00
Notional SubTotal			692,853,000.00	692,344,873.57	0.00	367,997.12	0.00	0.00	367,997.12	692,283,852.25

Deal Distribution Total					61,021.32	3,832,775.46	0.00	0.00	3,893,796.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05610CAA2	884.59540541	13.85903248	3.89695208	0.00000000	0.00000000	0.00000000	0.00000000	17.75598456	870.73637293
A-2	05610CAB0	1,000.00000000	0.00000000	4.54862499	0.00000000	0.00000000	0.00000000	0.00000000	4.54862499	1,000.00000000
A-3	05610CAC8	1,000.00000000	0.00000000	4.47276658	0.00000000	0.00000000	0.00000000	0.00000000	4.47276658	1,000.00000000
A-4	05610CAD6	1,000.00000000	0.00000000	4.03800831	0.00000000	0.00000000	0.00000000	0.00000000	4.03800831	1,000.00000000
A-5	05610CAE4	1,000.00000000	0.00000000	4.26379999	0.00000000	0.00000000	0.00000000	0.00000000	4.26379999	1,000.00000000
A-SB	05610CAF1	1,000.00000000	0.00000000	4.42200025	0.00000000	0.00000000	0.00000000	0.00000000	4.42200025	1,000.00000000
A-S	05610CAJ3	1,000.00000000	0.00000000	4.45476431	0.00000000	0.00000000	0.00000000	0.00000000	4.45476431	1,000.00000000
B	05610CAK0	1,000.00000000	0.00000000	4.49680593	0.00000000	0.00000000	0.00000000	0.00000000	4.49680593	1,000.00000000
C	05610CAL8	1,000.00000000	0.00000000	4.88608925	0.00000000	0.00000000	0.00000000	0.00000000	4.88608925	1,000.00000000
D	05610CAP9	1,000.00000000	0.00000000	4.88608947	0.00000000	0.00000000	0.00000000	0.00000000	4.88608947	1,000.00000000
E-RR	05610CAR5	1,000.00000000	0.00000000	4.88608941	0.00000000	0.00000000	0.00000000	0.00000000	4.88608941	1,000.00000000
F-RR	05610CAT1	1,000.00000000	0.00000000	4.88608967	0.00000000	0.00000000	0.00000000	0.00000000	4.88608967	1,000.00000000
G-RR	05610CAV6	1,000.00000000	0.00000000	4.88608967	0.00000000	0.00000000	0.00000000	0.00000000	4.88608967	1,000.00000000
J-RR	05610CAX2	1,000.00000000	0.00000000	4.88608922	0.00000000	0.00000000	0.00000000	0.00000000	4.88608922	1,000.00000000
K-RR	05610CAZ7	1,000.00000000	0.00000000	4.86063089	0.02545832	0.08856579	0.00000000	0.00000000	4.86063089	1,000.00000000
R	05610CBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05610CAG9	999.07541427	0.00000000	0.58596965	0.00000000	0.00000000	0.00000000	0.00000000	0.58596965	998.96438001
X-B	05610CAH7	1,000.00000000	0.00000000	0.32080046	0.00000000	0.00000000	0.00000000	0.00000000	0.32080046	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/23 - 11/30/23	30	0.00	17,158.28	0.00	17,158.28	0.00	0.00	0.00	17,158.28	0.00
A-2	11/01/23 - 11/30/23	30	0.00	741,999.00	0.00	741,999.00	0.00	0.00	0.00	741,999.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	44,378.79	0.00	44,378.79	0.00	0.00	0.00	44,378.79	0.00
A-4	11/01/23 - 11/30/23	30	0.00	549,169.13	0.00	549,169.13	0.00	0.00	0.00	549,169.13	0.00
A-5	11/01/23 - 11/30/23	30	0.00	972,687.90	0.00	972,687.90	0.00	0.00	0.00	972,687.90	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	35,349.47	0.00	35,349.47	0.00	0.00	0.00	35,349.47	0.00
X-A	11/01/23 - 11/30/23	30	0.00	322,032.51	0.00	322,032.51	0.00	0.00	0.00	322,032.51	0.00
X-B	11/01/23 - 11/30/23	30	0.00	45,964.61	0.00	45,964.61	0.00	0.00	0.00	45,964.61	0.00
A-S	11/01/23 - 11/30/23	30	0.00	336,628.72	0.00	336,628.72	0.00	0.00	0.00	336,628.72	0.00
B	11/01/23 - 11/30/23	30	0.00	154,456.29	0.00	154,456.29	0.00	0.00	0.00	154,456.29	0.00
C	11/01/23 - 11/30/23	30	0.00	163,034.14	0.00	163,034.14	0.00	0.00	0.00	163,034.14	0.00
D	11/01/23 - 11/30/23	30	0.00	92,835.70	0.00	92,835.70	0.00	0.00	0.00	92,835.70	0.00
E-RR	11/01/23 - 11/30/23	30	0.00	79,789.84	0.00	79,789.84	0.00	0.00	0.00	79,789.84	0.00
F-RR	11/01/23 - 11/30/23	30	0.00	38,360.69	0.00	38,360.69	0.00	0.00	0.00	38,360.69	0.00
G-RR	11/01/23 - 11/30/23	30	0.00	38,360.69	0.00	38,360.69	0.00	0.00	0.00	38,360.69	0.00
J-RR	11/01/23 - 11/30/23	30	0.00	43,153.94	0.00	43,153.94	0.00	0.00	0.00	43,153.94	0.00
K-RR	11/01/23 - 11/30/23	30	2,033.85	158,240.25	0.00	158,240.25	824.49	0.00	0.00	157,415.76	2,868.28
VRR Interest	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,033.85	3,833,599.95	0.00	3,833,599.95	824.49	0.00	0.00	3,832,775.46	2,868.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,893,796.78
Non-VRR Available Funds
VRR Available Funds
VRR Principal Distribution Amount
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,854,731.00	Master Servicing Fee	12,127.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,159.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	326.91
ARD Interest	0.00	Operating Advisor Fee	1,320.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	196.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,854,731.00	Total Fees	21,131.08

Principal		Expenses/Reimbursements
Scheduled Principal	61,021.32	Reimbursement for Interest on Advances	824.49
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	61,021.32	Total Expenses/Reimbursements	824.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,832,775.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,021.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,893,796.78
Total Funds Collected	3,915,752.32	Total Funds Distributed	3,915,752.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	784,594,743.58	784,594,743.58	Beginning Certificate Balance	784,594,743.57
(-) Scheduled Principal Collections	61,021.32	61,021.32	(-) Principal Distributions	61,021.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	784,533,722.26	784,533,722.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	784,594,743.58	784,594,743.58	Ending Certificate Balance	784,533,722.25
Ending Actual Collateral Balance	784,533,722.26	784,533,722.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	5	19,412,500.00	2.47%	103	5.5687	1.653986	1.49 or less	10	143,310,000.00	18.27%	96	6.4419	1.234332
$5,000,000 to $9,999,999		15	96,651,618.47	12.32%	89	5.7312	1.851020	1.50 to 1.59	5	64,439,000.00	8.21%	106	6.0059	1.513133
$10,000,000 to $19,999,999		19	251,460,590.55	32.05%	95	5.5363	2.034679	1.60 to 1.69	6	77,687,618.47	9.90%	99	5.8939	1.634744
$20,000,000 to $29,999,999		16	387,009,013.24	49.33%	91	6.0536	1.799396	1.70 to 1.79	10	129,534,013.24	16.51%	92	6.3165	1.730421
	$30,000,000 or greater	1	30,000,000.00	3.82%	108	7.6100	1.230000	1.80 to 1.89	3	58,600,000.00	7.47%	106	6.1548	1.845904
	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798	1.90 to 1.99	1	16,000,000.00	2.04%	104	5.3620	1.940000
								2.00 to 2.99	19	272,309,090.55	34.71%	83	5.3393	2.274915
								4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	6,447,553.00	0.82%	108	6.4540	1.826924	Virginia	7	34,457,428.29	4.39%	106	6.0164	1.686712
Arizona	2	25,150,000.00	3.21%	80	5.5822	2.319642	Wisconsin	1	2,610,559.10	0.33%	106	6.3300	1.640000
Arkansas	5	3,974,236.00	0.51%	108	6.1500	2.170000	Totals	116	784,533,722.26	100.00%	93	5.8956	1.855798
California	7	57,585,373.26	7.34%	105	6.3545	1.462571
									Property Type³
Florida	7	100,998,519.77	12.87%	107	6.6361	1.855884
Georgia	7	43,412,607.71	5.53%	96	6.0825	1.689710		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	6	7,917,359.07	1.01%	108	6.3351	2.691288		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	24,300,000.00	3.10%	89	5.8772	1.589012	Industrial	47	172,130,011.01	21.94%	107	6.3046	1.704801
Iowa	3	10,472,750.81	1.33%	109	6.5890	2.495002	Lodging	14	109,393,098.70	13.94%	108	6.8622	2.235707
Kansas	3	19,391,304.54	2.47%	108	6.8050	1.830000	Mixed Use	4	80,909,013.24	10.31%	82	6.6642	1.633843
Kentucky	1	5,010,780.00	0.64%	108	6.1500	2.170000	Mobile Home Park	2	8,000,000.00	1.02%	108	6.7785	1.633500
Louisiana	1	5,360,000.00	0.68%	104	5.4800	1.060000	Multi-Family	13	173,753,000.00	22.15%	83	4.9891	1.757961
Maine	1	27,000,000.00	3.44%	102	4.9200	1.640000	Office	9	76,691,579.53	9.78%	65	4.1312	2.170698
Maryland	2	24,293,098.70	3.10%	108	6.6214	1.530845	Retail	22	144,294,519.78	18.39%	97	6.3481	1.801665
Michigan	4	33,039,434.17	4.21%	108	6.2106	2.277861	Self Storage	5	19,362,500.00	2.47%	102	4.9729	2.105178
Missouri	3	13,198,996.77	1.68%	105	5.4683	2.944071	Totals	116	784,533,722.26	100.00%	93	5.8956	1.855798
New Jersey	5	50,189,000.00	6.40%	58	4.0509	2.129695
New York	9	154,017,403.61	19.63%	67	5.8421	1.764814
North Carolina	15	26,710,922.36	3.40%	107	6.5504	1.586857
Ohio	3	7,956,292.51	1.01%	102	4.7408	2.018687
Oklahoma	4	10,464,193.72	1.33%	107	6.3583	1.820270
South Carolina	5	12,282,496.66	1.57%	107	6.5034	1.645420
Tennessee	3	12,259,851.55	1.56%	97	4.1612	2.127613
Texas	4	62,090,666.74	7.91%	103	5.3732	2.045265
Utah	2	3,942,893.92	0.50%	105	5.7739	1.677628

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.49999% or less	4	36,000,000.00	4.59%	39	3.1920	2.370000	12 months or less	24	397,632,033.01	50.68%	97	6.5312	1.935005
	3.50000% to 3.99999%	1	10,393,090.55	1.32%	95	3.8040	2.120000	13 months to 24 months	30	363,858,598.70	46.38%	91	5.3168	1.747640
	4.00000% to 4.49999%	4	83,650,000.00	10.66%	75	4.2743	2.267053	25 months to 36 months	2	23,043,090.55	2.94%	71	4.0653	2.196856
	4.50000% to 4.99999%	5	68,812,500.00	8.77%	80	4.7333	1.493551	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.49999%	7	66,514,000.00	8.48%	96	5.1955	1.791701	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.99999%	6	54,300,000.00	6.92%	71	5.8834	1.849227	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798
	6.00000% to 6.49999%	11	170,967,500.00	21.79%	108	6.3094	1.833838
	6.50000% to 6.99999%	13	218,800,000.00	27.89%	108	6.7660	1.883451
	7.00000% or greater	5	75,096,631.71	9.57%	87	7.5029	1.477522
	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	162,559,013.24	20.72%	46	4.9206	1.986488	Interest Only	41	566,080,000.00	72.15%	92	5.6436	1.838822
	61 to 114 months	45	621,974,709.02	79.28%	106	6.1504	1.821641	344 months or less	2	36,052,103.79	4.60%	62	6.4274	1.842429
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	344 months or greater	13	182,401,618.47	23.25%	104	6.5726	1.911127
	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	197,523,019.77	25.18%	99	6.2897	1.775749			No outstanding loans in this group
	12 months or less	43	587,010,702.49	74.82%	91	5.7630	1.882734
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	784,533,722.26	100.00%	93	5.8956	1.855798
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-A-3	30508570	OF	Jersey City	NJ	Actual/360	3.192%	31,920.00	0.00	0.00	N/A	03/08/27	--	12,000,000.00	12,000,000.00	12/08/23
1A-A-4	30508571				Actual/360	3.192%	31,920.00	0.00	0.00	N/A	03/08/27	--	12,000,000.00	12,000,000.00	12/08/23
1A-A-5	30509516				Actual/360	3.192%	15,960.00	0.00	0.00	N/A	03/08/27	--	6,000,000.00	6,000,000.00	12/08/23
1A-A-6	30509517				Actual/360	3.192%	15,960.00	0.00	0.00	N/A	03/08/27	--	6,000,000.00	6,000,000.00	12/08/23
2A2	30321508	IN	Rialto	CA	Actual/360	7.610%	190,250.00	0.00	0.00	N/A	12/06/32	--	30,000,000.00	30,000,000.00	12/06/23
2A6	30321512				Actual/360	7.610%	31,708.33	0.00	0.00	N/A	12/06/32	--	5,000,000.00	5,000,000.00	12/06/23
3A1	30509538	MF	New York	NY	Actual/360	4.338%	101,222.72	0.00	0.00	N/A	01/06/28	--	28,000,000.00	28,000,000.00	12/06/23
4	30321575	MF	Houston	TX	Actual/360	4.296%	100,240.00	0.00	0.00	N/A	04/01/32	--	28,000,000.00	28,000,000.00	12/01/23
5A3	30509386	IN	Various	Various	Actual/360	6.330%	105,500.00	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	12/06/23
5A2-2	30509459				Actual/360	6.330%	42,200.00	0.00	0.00	N/A	10/06/32	--	8,000,000.00	8,000,000.00	12/06/23
6	30321576	MF	Portland	ME	Actual/360	4.920%	110,700.00	0.00	0.00	N/A	06/01/32	--	27,000,000.00	27,000,000.00	12/01/23
7A1	30321577	IN	Various	Various	Actual/360	6.805%	153,112.50	0.00	0.00	N/A	12/06/32	--	27,000,000.00	27,000,000.00	10/06/23
8A2-1	30321582	MF	New York	NY	Actual/360	4.650%	100,750.00	0.00	0.00	N/A	08/06/27	--	26,000,000.00	26,000,000.00	12/06/23
9A6	30530232	RT	Valley Stream	NY	Actual/360	5.899%	98,316.67	0.00	0.00	N/A	01/06/28	--	20,000,000.00	20,000,000.00	12/06/23
9A8	30530234				Actual/360	5.899%	29,495.00	0.00	0.00	N/A	01/06/28	--	6,000,000.00	6,000,000.00	12/06/23
10A1-1	30509507	MU	New York	NY	Actual/360	7.490%	160,352.35	31,616.27	0.00	N/A	12/06/27	--	25,690,629.51	25,659,013.24	12/06/23
11A1	30509462	IN	Various	Various	Actual/360	6.150%	80,864.81	0.00	0.00	N/A	12/06/32	--	15,778,500.00	15,778,500.00	12/06/23
11A2	30509464				Actual/360	6.150%	51,250.00	0.00	0.00	N/A	12/06/32	--	10,000,000.00	10,000,000.00	12/06/23
12A3-1	30530250	RT	Auburn Hills	MI	Actual/360	6.521%	139,929.79	0.00	0.00	N/A	02/01/33	--	25,750,000.00	25,750,000.00	12/01/23
13	30509540	MU	New York	NY	Actual/360	6.550%	136,458.33	0.00	0.00	N/A	01/06/33	--	25,000,000.00	25,000,000.00	12/06/23
14	30509545	RT	Various	Various	Actual/360	6.350%	132,291.67	0.00	0.00	N/A	01/06/33	--	25,000,000.00	25,000,000.00	12/06/23
15A2	30321517	RT	Various	Various	Actual/360	6.880%	137,600.00	0.00	0.00	N/A	11/06/32	--	24,000,000.00	24,000,000.00	12/06/23
16A1	30321583	IN	Gainesville	GA	Actual/360	6.345%	89,887.50	0.00	0.00	N/A	01/06/33	--	17,000,000.00	17,000,000.00	12/06/23
16A2	30321604				Actual/360	6.345%	31,725.00	0.00	0.00	N/A	01/06/33	--	6,000,000.00	6,000,000.00	12/06/23
17	30321584	LO	El Paso	TX	Actual/360	6.852%	125,620.00	0.00	0.00	N/A	11/06/32	--	22,000,000.00	22,000,000.00	12/06/23
18	30321585	MU	Naples	FL	Actual/360	6.380%	116,966.67	0.00	0.00	N/A	09/06/32	--	22,000,000.00	22,000,000.00	12/06/23
19	30321586	LO	Wellington	FL	Actual/360	6.945%	121,537.50	0.00	0.00	N/A	12/06/32	--	21,000,000.00	21,000,000.00	12/06/23
20	30509533	RT	New York	NY	Actual/360	6.520%	111,926.67	0.00	0.00	N/A	01/06/33	--	20,600,000.00	20,600,000.00	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21A4	30509480	Various Various		Various	Actual/360	5.000%	41,666.67	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	12/05/23
21A5	30509481				Actual/360	5.000%	41,666.67	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	12/05/23
22A1	30509536	LO	Various	Various	Actual/360	6.440%	91,233.33	0.00	0.00	N/A	01/06/33	--	17,000,000.00	17,000,000.00	12/06/23
23	30321587	LO	Port St Lucie	FL	Actual/360	6.945%	96,072.50	0.00	0.00	N/A	12/06/32	--	16,600,000.00	16,600,000.00	12/06/23
24	30321588	OF	Orlando	FL	Actual/360	6.250%	83,333.33	0.00	0.00	N/A	12/06/32	--	16,000,000.00	16,000,000.00	12/06/23
25	30321589	RT	Various	Various	Actual/360	5.362%	71,493.33	0.00	0.00	N/A	08/06/32	--	16,000,000.00	16,000,000.00	12/06/23
26A3	30508598	IN	San Francisco	CA	Actual/360	4.110%	51,375.00	0.00	0.00	N/A	03/05/32	--	15,000,000.00	15,000,000.00	12/05/23
27	30321590	MF	Paterson	NJ	Actual/360	6.230%	73,664.56	0.00	0.00	N/A	11/01/32	--	14,189,000.00	14,189,000.00	12/01/23
28A3	30509337	MF	Indianapolis	IN	Actual/360	5.820%	33,950.00	0.00	0.00	N/A	09/06/32	--	7,000,000.00	7,000,000.00	12/06/23
28A4	30509338				Actual/360	5.820%	33,950.00	0.00	0.00	N/A	09/06/32	--	7,000,000.00	7,000,000.00	12/06/23
29	30321591	LO	Lake Worth	FL	Actual/360	6.945%	74,080.00	0.00	0.00	N/A	12/06/32	--	12,800,000.00	12,800,000.00	12/06/23
30A4	30509477	OF	Phoenix	AZ	Actual/360	4.280%	45,118.33	0.00	0.00	N/A	04/05/28	--	12,650,000.00	12,650,000.00	12/05/23
31	30509535	LO	Glendale	AZ	Actual/360	6.900%	71,875.00	0.00	0.00	N/A	01/06/33	--	12,500,000.00	12,500,000.00	12/06/23
32	30321592	MF	El Paso	TX	Actual/360	5.190%	48,656.25	0.00	0.00	N/A	05/01/32	--	11,250,000.00	11,250,000.00	12/01/23
33A2	30509083	OF	Oak Ridge	TN	Actual/360	3.804%	33,001.09	17,346.90	0.00	N/A	11/05/31	--	10,410,437.45	10,393,090.55	12/05/23
34	30321593	MF	Gary	IN	Actual/360	5.955%	51,113.75	0.00	0.00	N/A	08/01/29	--	10,300,000.00	10,300,000.00	12/01/23
35	30321594	MU	Atlanta	GA	Actual/360	5.200%	35,750.00	0.00	0.00	N/A	11/06/27	--	8,250,000.00	8,250,000.00	12/06/23
36	30509419	LO	Bowie	MD	Actual/360	7.230%	45,184.20	6,353.89	0.00	N/A	10/06/32	--	7,499,452.59	7,493,098.70	12/06/23
37	30321595	RT	Miami	FL	Actual/360	7.305%	42,309.49	5,704.26	0.00	N/A	01/06/33	--	6,950,224.03	6,944,519.77	12/06/23
38	30321596	SS	St Charles	MO	Actual/360	4.540%	25,537.50	0.00	0.00	N/A	06/06/32	--	6,750,000.00	6,750,000.00	12/06/23
39	30321597	MF	Lake City	FL	Actual/360	5.150%	24,265.08	0.00	0.00	N/A	06/01/32	--	5,654,000.00	5,654,000.00	12/01/23
40	30321598	MF	Shreveport	LA	Actual/360	5.480%	24,477.33	0.00	0.00	N/A	08/01/32	--	5,360,000.00	5,360,000.00	12/01/23
41	30321599	MH	Berwick	IA	Actual/360	6.740%	29,206.67	0.00	0.00	N/A	12/06/32	--	5,200,000.00	5,200,000.00	12/06/23
42	30321600	SS	Columbus	OH	Actual/360	4.560%	17,812.50	0.00	0.00	N/A	04/06/32	--	4,687,500.00	4,687,500.00	12/06/23
43	30321601	SS	Saginaw	MI	Actual/360	4.560%	16,625.00	0.00	0.00	N/A	04/06/32	--	4,375,000.00	4,375,000.00	12/06/23
44	30321602	MF	Lynchburg	VA	Actual/360	5.820%	19,400.00	0.00	0.00	N/A	07/06/32	--	4,000,000.00	4,000,000.00	12/06/23
45	30509411	SS	Various	NC	Actual/360	6.850%	20,264.58	0.00	0.00	N/A	10/06/32	--	3,550,000.00	3,550,000.00	12/06/23
46	30321603	MH	Ozark	AL	Actual/360	6.850%	15,983.33	0.00	0.00	N/A	01/06/33	--	2,800,000.00	2,800,000.00	12/06/23
Totals							3,854,731.00	61,021.32	0.00				784,594,743.58	784,533,722.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-A-3	14,460,413.96	15,379,186.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-4	14,460,413.96	15,379,186.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-5	14,460,413.96	15,379,186.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-6	14,460,413.96	15,379,186.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	2,607,295.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	6,110,948.29	11,620,024.66	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-2	6,110,948.29	11,620,024.66	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,815,034.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	7,861,102.00	--	--	--	0.00	0.00	152,746.43	311,214.37	0.00	0.00
8A2-1	0.00	14,619,420.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	0.00	48,687,134.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	0.00	48,687,134.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-1	27,453,179.76	20,032,642.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	0.00	46,034,286.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	0.00	46,034,286.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-1	0.00	31,076,011.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,910,298.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,746,050.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	0.00	9,304,159.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	0.00	2,535,174.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	2,535,174.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	3,632,496.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,130,604.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	3,336,070.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	13,228.86	0.00
20	0.00	1,865,997.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21A4	3,815,805.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A5	3,815,805.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A1	0.00	7,716,635.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	2,395,388.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,839,242.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,801,113.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26A3	3,033,006.47	2,964,765.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,355,148.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28A3	0.00	4,613,696.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28A4	0.00	4,613,696.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	2,031,682.28	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	6,460.25	0.00
30A4	7,244,697.70	7,138,860.51	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	2,286,447.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	975,724.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33A2	3,467,681.39	3,721,185.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	1,061,797.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	703,553.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	1,129,144.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	875,527.44	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	892,604.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	436,194.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	640,869.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	3,031.71	0.00
42	0.00	522,617.44	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	372,138.18	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	341,950.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	308,236.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	118,893,728.60	436,945,391.30				0.00	0.00	152,746.43	311,214.37	22,720.82	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	1	27,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895587%	5.863267%	93
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895626%	5.863307%	94
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895652%	5.863334%	95
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895690%	5.863373%	96
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895715%	5.863400%	97
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895740%	5.863425%	98
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895777%	5.863464%	99
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895801%	5.863489%	100
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895838%	5.863527%	101
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895862%	5.863551%	102
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7A1	30321577	10/06/23	1	1	152,746.43	311,214.37	3,500.00	27,000,000.00
Totals					152,746.43	311,214.37	3,500.00	27,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		95,909,013	95,909,013		0	0
49 - 60 Months		66,650,000	66,650,000		0	0
> 60 Months		621,974,709	594,974,709		27,000,000	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	784,533,722	757,533,722	27,000,000	0	0	0
Nov-23	784,594,744	784,594,744	0	0	0	0
Oct-23	784,646,125	784,646,125	0	0	0	0
Sep-23	784,706,555	784,706,555	0	0	0	0
Aug-23	784,757,329	784,757,329	0	0	0	0
Jul-23	784,807,830	784,807,830	0	0	0	0
Jun-23	784,867,413	784,867,413	0	0	0	0
May-23	784,917,317	784,917,317	0	0	0	0
Apr-23	784,976,324	784,976,324	0	0	0	0
Mar-23	785,025,637	785,025,637	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.28	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	810.21	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	824.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			824.49

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27